Note 11 - Non-trading financial assets mandatorily at fair value throug profit or loss	12 Months Ended
Dec. 31, 2020
Non trading financial assets mandatory at fair value through profit or loss Abstract
Disclosure of Non trading financial assets mandatory at fair value through profit or loss Explanatory

11. Non-trading financial assets mandatorily at fair value through profit or loss

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	2020	2019	2018
Equity instruments	7.2.2	4.133	4.327	3.095
Debt securities	7.2.2	356	110	237
Loans and advances to customers	7.2.2	709	1.120	1.803
Total	8.1	5.198	5.557	5.135